LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Disclosure of detailed information about lease obligation [Table Text Block]
		December 31,	December 31,
	Note	2019	2018

Lease liabilities recognized on adoption of IFRS 16 on January 1, 2019	3	$1,422	$-
Additions		8	-
Interest		93	-
Payments		(339)	-
Effects of movement in exchange rates		54	-
Balance as at December 31, 2019		1,238
Less: Current portion		(164)	-
Non-Current Lease Liabilities		$1,074	$-

Disclosure of detailed information about lease liability maturity contractual undiscounted cash flows [Table Text Block]
	December 31,	December 31
	2019	2018

Less than one year	$240	$-
One to five years	724	-
More than five years	586	-
Total at December 31, 2019	$1,550	$-

Disclosure of detailed information about recognized in profit or loss [Table Text Block]
	Year ended	Year ended
	December 31, 2019	December 31, 2018

Interest on lease liabilities	$(93)	$-
Expenses related to short-term leases	(668)	-